Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity
Shareholders' equity

22.          Shareholders’ equity

a.	Subscribed and paid-in capital stock as of December 31, 2018, 2017 and 2016, is comprised of ordinary, nominal shares, composed as follows:

	December 31, 2018 and 2017
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	344,004,973	Ps.	265,269
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(324,507)		(250)
	393,446,466	Ps.	303,394

	December 31, 2016
	Number of Shares	Contributed Capital
Fixed capital:
Series B Class I	350,234,000	Ps.	270,071
Series BB Class I	49,766,000		38,375
Treasury Series B Class I shares	(6,229,027)		(4,802)
	393,770,973	Ps.	303,644

b.	At the Ordinary Shareholders’ Meetings held on April 23, 2018, April 28, 2017 and April 14, 2016, the results for the years ended December 31, 2017, 2016 and 2015, respectively, were approved.

c.

In 2017 and 2016, 324,507 shares were repurchased and 1,614,596 were issued by the Company for Ps.34,234 and Ps.184,370, respectively. In 2018, there were no shares repurchases or sales. As of December 31, 2018, 2017 and 2016, the market price per share was Ps. 93.65, Ps. 101.67 and Ps.89.38, respectively.

As of December 31, 2018, the Company had in treasury repurchased shares in the amount of Ps. 34,234. Such amount is represented by 324,507 Series B Class I shares.

d.

At the Ordinary General Shareholders’ Meeting held on April 23, 2018 the shareholders approved the following: (1) the payment of a cash dividend of Ps. 1,600 million, to be paid in a single installment of Ps.4.0633 per share (the amount effectively paid was Ps.1,598,680), corresponding to the shares outstanding less the treasury stock at the payment date (May 30, 2018); (2) a share repurchase reserve of Ps.1,466 million and authorized use of up to that amount to repurchase Series B shares during 2018 and until the next annual meeting approves the 2018 result.

e.

At the Ordinary Shareholders’ Meeting held on April 28, 2017, the shareholders approved the following: (1) the payment of a cash dividend of Ps.1,600 million, to be paid in a single installment of Ps.4.00 per share (the amount effectively paid to controlling interest was Ps.1,575,083), corresponding to the shares outstanding less the treasury stock at the payment date (May 16, 2018); (2)  a share repurchase reserve of Ps.1,500 million and authorized use of up to that amount to repurchase series B shares for which an amount of Ps. 116,875 was transferred from accumulated results to the share repurchase reserve for completion of the amount approved.

f.

At the Extraordinary General Shareholders’ Meeting held on May 31, 2017, the cancellation of 6,229,027 Series B Treasury shares, representing the minimum, fixed portion of the Company’s capital stock was approved. This cancellation does not result in a refund in favor of the shareholders.

g.

At the Ordinary Shareholders’ Meeting held on April 14, 2016, the shareholders approved the following: (1) the payment of a cash dividend of Ps. 1,400 million, to be paid in a single installment of Ps. 3.50 per share (the amount effectively paid to controlling interest was Ps. 1,371,641), corresponding to the shares outstanding less the treasury stock at the payment date (April 29, 2016); (2) a share repurchase reserve of Ps. 1,200 million and authorized use of up to that amount to repurchase shares during 2016 and until the next annual meeting approves the 2016 result, and (3) a decrease in the legal reserve fund of Ps. 176,530, an amount in which the reserve exceeds 20% of the share capital and transfer it to results from previous years.

h.

Shareholders’ equity, except restated paid-in capital and tax-retained earnings, will be income tax on dividends by the Company to the effect upon the distribution rate. Any tax paid on such distribution may be credited against income tax for the year in which the tax on dividends and the following two years, against the tax for the year and interim payments thereof is paid.

i.

Retained earnings include the statutory legal reserve. Under the Mexican General Corporations Law, at least 5% of the year’s net profits must be placed in a legal reserve until the reserve equals an amount representing 20% of capital stock at par value. The legal reserve may be capitalized but may not be distributed unless the Company is dissolved and must be replenished if it is reduced for any reason. As of December 31, 2018, 2017 and 2016, the amount not available for distribution totaled Ps.61,689, in each years.